OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
Supplement Dated January 3, 2006
to Class A and C Prospectus Dated November 28, 2005
This Supplement updates certain information contained in the currently effective Class A and Class C Prospectus of Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Funds”), series funds of Old Mutual Advisor Funds, dated November 28, 2005. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.OldMutualCapital.com.
Liberty Ridge Capital, Inc.
The section of the Prospectus entitled “The Advisor & Sub-Advisors — The Sub-Advisors” is amended on page 40 by deleting the second full paragraph and by replacing the first full paragraph with the following:
Based on Ibbotson’s strategic asset allocations, Liberty Ridge Capital will invest a portion of the Fund’s assets allocated to equity investments in one or more of the following categories: U.S. All Cap Blend, U.S. Large Cap Blend, U.S. Small Cap Blend or US. Mid Cap Equity.
The section of the Prospectus entitled “The Advisor & Sub-Advisors — The Portfolio Managers” is amended on page 45 by replacing the Liberty Ridge Capital, Inc. section with the following:

Liberty Ridge Capital, Inc.	James B. Bell, CFA (Manager, U.S. Small Cap Blend)	Vice President and Portfolio Manager, Liberty Ridge Capital, since 2004; Research Analyst, Liberty Ridge Capital, from 2001 to 2004; commercial banker, Allfirst Bank, from 1994 to 2001.

	Jerome J. Heppelmann, CFA (Manager, U.S. All Cap Blend, U.S. Large Cap Blend and U.S. Mid Cap Equity)	Vice President and Portfolio Manager, Liberty Ridge Capital.

Minimum Investments
The section of the Prospectus entitled “Your Investment — Buying Shares” section is amended on page 55 by replacing the Minimum Investments chart with the following:

Minimum Investments	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gift/Transfer to Minor Accounts	$500	no minimum
IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plan (“SIP”) — I [1]	$500	$25
SIP-II [2]	None	$50
1     If a SIP-I is established, the minimum initial investment for a Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.
2     An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.
General Policies
The section of the Prospectus entitled “Your Investment — General Policies” is amended on pages 55 and 56 by replacing the bulleted paragraphs with the following:
•	IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Funds are required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. A Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

•	The Funds may reject purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of the Fund in any 90-day period.

•	When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Funds’ transfer agent so that you may receive that same day’s NAV per share.

•	SEI Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•	Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. A Fund will provide 60 days’ prior notice of the imposition of this fee; a Fund will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•	For non-retirement accounts, if the value of your investment in a Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption; your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	Asset allocation programs set up in networked accounts, which have been pre-approved by a Fund, will not be subject to the minimum account balances as described above.

•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your financial advisor or broker-dealer.

OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
Supplement Dated January 3, 2006
to Class Z and Institutional Class Prospectus Dated November 28, 2005
This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Prospectus of Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Funds”), series funds of Old Mutual Advisor Funds, dated November 28, 2005. You should retain your Prospectus and all supplements for future reference. You may obtain an additional copy of the Prospectus and all current supplements, free of charge, by calling 1-888-744-5050.
Liberty Ridge Capital, Inc.
The section of the Prospectus entitled “The Advisor & Sub-Advisors — The Sub-Advisors” is amended on page 36 by deleting the second paragraph and by replacing the first paragraph with the following:
Based on Ibbotson’s strategic asset allocations, Liberty Ridge Capital will invest a portion of the Fund’s assets allocated to equity investments in one or more of the following categories: U.S. All Cap Blend, U.S. Large Cap Blend, U.S. Small Cap Blend or US. Mid Cap Equity.
The section of the Prospectus entitled “The Advisor & Sub-Advisors — The Portfolio Managers” is amended on page 41 by replacing the Liberty Ridge Capital, Inc. section with the following:

Liberty Ridge Capital, Inc.	James B. Bell, CFA (Manager, U.S. Small Cap Blend)	Vice President and Portfolio Manager, Liberty Ridge Capital, since 2004; Research Analyst, Liberty Ridge Capital, from 2001 to 2004; commercial banker, Allfirst Bank, from 1994 to 2001.

	Jerome J. Heppelmann, CFA (Manager, U.S. All Cap Blend, U.S. Large Cap Blend and U.S. Mid Cap Equity)	Vice President and Portfolio Manager, Liberty Ridge Capital.

Minimum Investments
The section of the Prospectus entitled “Your Investment — Buying Shares — Minimum Investments — Class Z Shares” is amended on page 47 by replacing the Minimum Investments chart with the following:

Minimum Investments	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gift/Transfer to Minor Accounts	$500	no minimum
IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plan (“SIP”) — I [1]	$500	$25
SIP-II [2]	None	$50
1     If a SIP-I is established, the minimum initial investment for a Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.
2     An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.
General Policies
The section of the Prospectus entitled “Your Investment — General Policies” is amended on page 48 by replacing the bulleted paragraphs with the following:
•	IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT: The Funds are required by federal law to obtain, verify, and record information that identifies each person who opens a new account. If you do not provide this information, we may not be able to open your account. A Fund reserves the right to close your account or take such other action deemed appropriate if it is unable to verify your identity.

•	The Funds may reject purchase orders.

•	Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of the Fund in any 90-day period.

•	When placing a purchase, sale, or exchange order through an authorized representative, it is the representative’s responsibility to promptly transmit your order to the Funds’ transfer agent so that you may receive that same day’s NAV per share.

•	SEI Trust Company, the custodian for IRAs and Coverdell Education Savings Accounts, currently charges a $10 annual custodial fee to IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

•	Because of the relatively high cost of maintaining smaller accounts, each Fund charges an annual fee of $12 if your account balance drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. A Fund will provide 60 days’ prior notice of the imposition of this fee; a Fund will not impose this fee if you purchase additional shares during the notice period to bring your account balance to at least $1,000.

•	For non-retirement accounts, if the value of your investment in a Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption; your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.

•	To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call your broker-dealer or financial adviser if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your financial advisor or broker-dealer.

OLD MUTUAL ADVISOR FUNDS
OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
Supplement Dated January 3, 2006
to Statement of Additional Information Dated November 28, 2005
This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Funds”), series funds of Old Mutual Advisor Funds (the “Trust”), dated November 28, 2005. You should retain your SAI and all supplements for future reference. You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 1-888-744-5050 or via the Internet at www.OldMutualCapital.com.
Minimum Investment
The section of the SAI entitled “Purchases, Redemptions and Pricing of Shares — Minimum Investment” is amended on page 64 by replacing the Minimum Investment section with the following:
MINIMUM INVESTMENT
For Class A, Class C and Class Z shares of the Funds, the minimum investment is as follows.

Minimum Investments	Initial	Additional
Regular Accounts	$2,500	no minimum
Uniform Gift/Transfer to Minor Accounts	$500	no minimum
IRAs	$2,000	no minimum
Coverdell Education Savings Accounts	$500	no minimum
Systematic Investment Plan (“SIP”) — I [1]	$500	$25
SIP-II [2]	None	$50
1     If a SIP-I is established, the minimum initial investment for a Fund is $500 along with a monthly systematic additional investment of $25 or more. A SIP-I may be established on any type of account.
2     An investor may establish a SIP-II with no minimum initial investment if the monthly systematic additional investment is at least $50. A SIP-II may be established on any type of account.

For Institutional Class shares of the Funds, the minimum investment is as follows:

Minimum Investments	Initial	Additional
Defined Benefit Plans or Platform Sponsors for Defined Contribution Plans	no minimum	no minimum
Banks acting in a fiduciary or similar capacity, Collective and Common Trust Funds, Banks and Broker-Dealers acting for their own account, or Foundations and Endowments	$1 million	no minimum
Defined Contribution Plans (Corporate, Non-profit, or Governmental)	$10 million	no minimum
Systematic Investment and Systematic Withdrawal Plans
The section of the SAI entitled “Purchases, Redemptions and Pricing of Shares — Systematic Investment and Systematic Withdrawal Plans” is amended on page 70 by replacing the Systematic Investment and Systematic Withdrawal Plans section with the following:
SYSTEMATIC INVESTMENT AND SYSTEMATIC WITHDRAWAL PLANS
For your convenience, the Trust provides plans that enable you to add to your investment or withdraw from your account(s) with a minimum of paperwork. You can utilize these plans by simply completing the appropriate section of the Account Application.
(1)     SYSTEMATIC INVESTMENT PLAN (“SIP”). A SIP is a convenient way for you to purchase shares in a Fund at regular monthly or quarterly intervals selected by you. A SIP enables you to achieve dollar-cost averaging with respect to investments in a Fund despite its fluctuating NAV through regular purchases of a fixed dollar amount of shares in that Fund. Dollar-cost averaging brings discipline to your investing. Dollar-cost averaging results in more shares being purchased when a Fund’s NAV is relatively low and fewer shares being purchased when a Fund’s NAV is relatively high, thereby helping to decrease the average price of your shares. Two SIPs are offered — SIP-I and SIP-II. Investors who establish a SIP-I may open an account with a minimum balance of $500 and additional monthly systematic investments of at least $25. Investors who establish a SIP-II may open an account with no minimum initial investment if the monthly systematic additional investment is at least $50. Your systematic investment in a Fund designated by you will be processed on a regular basis at your option beginning on or about either the first or fifteenth day of the month or quarter you select. A SIP must be established on your account at least 15 days prior to the intended date of your first systematic investment.
(2)     SYSTEMATIC WITHDRAWAL PLAN. The systematic withdrawal plan provides a convenient way for you to receive current income while maintaining your investments in a Fund. The systematic withdrawal plan permits you to have payments of $50 or more automatically transferred from your account(s) in a Fund to your designated checking or savings account on a monthly, quarterly or semi-annual basis. The systematic withdrawal plan also provides the option of having a check mailed to the address of record for your account(s). In order to start a plan, you must have a minimum balance of $5,000 in any account using this feature. Your systematic withdrawals will be processed on a regular basis beginning on or about either the first or fifteenth day of the month, quarter or semi-annual period you select.
Minimum Account Size
The section of the SAI entitled “Purchases, Redemptions and Pricing of Shares — Minimum Account Size” is amended on page 73 by replacing the Minimum Account Size section with the following:
MINIMUM ACCOUNT SIZE
Due to the relatively high cost of maintaining smaller accounts, we may impose an annual $12.00 minimum account charge if the value of your account in a Fund drops below $1,000. This fee does not apply to Uniform Gifts/Transfer to Minor Accounts, Coverdell Education Savings Accounts, or Systematic Investment Plans. You will be allowed at least 60 days, after notice from the Fund, to make an additional investment to bring your account value up to at least $1,000 before the annual $12.00 minimum account fee is charged. The applicable minimum account charge will be imposed annually on any such account until the account is brought up to at least $1,000.
For non-retirement accounts, if the value of your investment in a Fund falls below $500, we may redeem your shares and mail the proceeds to you. You will be provided 60 days’ prior notice of such redemption; your shares will not be redeemed if you purchase additional shares during the notice period to bring your account balance to at least $500.